Trade and other receivables	12 Months Ended
Oct. 31, 2022
Trade and other receivables
Trade and other receivables
12.	Trade and other receivables

As at	October 31, 2022	October 31, 2021
	$	$
Trade accounts receivable	7,916	6,494
Sales tax receivable	284	681
Total	8,200	7,175